Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Long Term Rate Of Return Assumptions
Rate of compensation increase:
Compounded investment returns, period one (in years)	5
Compounded investment returns, period two (in years)	10
Pension plan asset allocations
Domestic equity, minimum (as a percent)	30.00%
Domestic equity, maximum (as a percent)	50.00%
Fixed income, minimum (as a percent)	30.00%
Fixed income, maximum (as a percent)	40.00%
Real assets, minimum (as a percent)	5.00%
Real assets, maximum (as a percent)	15.00%
Hedge funds/private equity, minimum (as a percent)	5.00%
Hedge funds/private equity, maximum (as a percent)	27.00%
Other investments/cash, minimum (as a percent)	0.00%
Other investments/cash, maximum (as a percent)	6.00%
Pension Benefits
Components of net periodic benefit cost
Service cost	$ 64,710	$ 69,904	$ 54,603
Interest cost	149,284	150,868	156,898
Expected return on plan assets	(175,590)	(176,692)	(171,054)
Amortization of unrecognized net loss	95,934	85,448	25,750
Amortization of unrecognized prior service cost	(381)	(389)	(389)
Net periodic benefit cost before special termination benefits cost / curtailment	133,957	129,139	65,808
Special termination benefits cost / curtailment			6,287
Net periodic benefit cost	133,957	129,139	72,095
Weighted-Average Assumptions Used to Determine Benefit Obligations
Discount rate (as a percent)	4.90%	5.60%	5.90%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate (as a percent)	5.60%	5.90%	8.15%
Expected long-term rate of return on plan assets (as a percent)	8.00%	8.00%	8.00%
Pension plan asset allocations
Fixed income, minimum (as a percent)	30.00%
Fixed income, maximum (as a percent)	40.00%
Real assets, minimum (as a percent)	5.00%
Real assets, maximum (as a percent)	15.00%
Hedge funds/private equity, minimum (as a percent)	5.00%
Hedge funds/private equity, maximum (as a percent)	27.00%
Other investments/cash, minimum (as a percent)	0.00%
Other investments/cash, maximum (as a percent)	6.00%
Pension Benefits | Union employees
Rate of compensation increase:
Compensation increase (as a percent)	3.26%	3.79%	3.84%
Rate of compensation increase:
Compensation increase (as a percent)	3.79%	3.84%	3.82%
Pension Benefits | Salaried employees
Rate of compensation increase:
Compensation increase (as a percent)	3.55%	4.02%	4.05%
Rate of compensation increase:
Compensation increase (as a percent)	4.02%	4.05%	4.09%
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	76	199	205
Interest cost	7,814	8,820	11,559
Expected return on plan assets	(3,512)	(3,383)	(2,672)
Amortization of unrecognized net loss	2,972	3,083	2,092
Amortization of unrecognized prior service cost	(8,381)	(8,548)	(8,630)
Net periodic benefit cost before special termination benefits cost / curtailment	(1,031)	171	2,554
Special termination benefits cost / curtailment		(448)
Net periodic benefit cost	$ (1,031)	$ (277)	$ 2,554
Weighted-Average Assumptions Used to Determine Benefit Obligations
Discount rate (as a percent)	4.40%	5.00%	5.35%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate (as a percent)	5.00%	5.35%	7.90%
Other Postretirement Benefits | Low end of the range
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Expected long-term rate of return on plan assets (as a percent)	6.00%	6.00%	6.00%
Other Postretirement Benefits | High end of the range
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Expected long-term rate of return on plan assets (as a percent)	7.00%	7.00%	8.00%